May 2, 2001

VIA EDGARLINK

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

RE: Southland Life Insurance Company
      Southland Life Insurance Company Separate Account L1
      File No. 333-46294

Dear Commissioners:

On behalf of Southland Life Insurance Company, (the "Company") and its Separate Account L1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

In this regard, we certify that the form of prospectus for certain variable universal life contracts offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not differ from the form of prospectus contained in Post-Effective Amendment No. 1 to the Form S-6 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2001 via EDGARLink.

Sincerely,

/s/ Anna M. Kautzman

Anna M. Kautzman
Associate General Counsel

cc: Kimberly J. Smith, Esq.